As filed with the Securities and Exchange Commission on April 27 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedules of Investments.

Davidson Multi Cap Equity Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 94.78%	Value
	Aerospace & Defense - 1.90%
19,380	United Technologies Corp.	$1,939,938

	Air Freight & Logistics - 1.42%
8,955	Fedex Corp.	1,457,158

	Automobiles - 1.42%
107,970	Ford Motor Co.	1,457,595

	Banks - 6.86%
28,375	First Republic Bank	1,890,910
45,035	JPMorgan Chase & Co.	2,666,973
50,960	Wells Fargo & Co.	2,464,425
		7,022,308
	Beverages - 2.17%
21,645	PepsiCo, Inc.	2,218,180

	Biotechnology - 3.70%
11,795	Amgen, Inc.	1,768,424
21,940	Gilead Sciences, Inc.	2,015,409
		3,783,833
	Capital Markets - 3.52%
61,860	Morgan Stanley	1,547,118
35,140	State Street Corp.	2,056,393
		3,603,511
	Chemicals - 3.77%
33,305	E.I. du pont de Nemours & Co.	2,108,873
15,250	Praxair, Inc.	1,745,362
		3,854,235
	Communications Equipment - 2.12%
76,310	Cisco Systems, Inc.	2,172,546

	Diversified Telecommunication Services - 1.97%
38,074	Level 3 Communications, Inc. (a)	2,012,211

	Electrical Equipment - 2.04%
33,305	Eaton Corp PLC (b)	2,083,561

	Energy Equipment & Services - 1.16%
27,195	Baker Hughes, Inc.	1,191,957

	Food & Staples Retailing - 3.48%
53,210	Sprouts Farmers Market, Inc. (a)	1,545,218
49,950	United National Foods, Inc. (a)	2,012,985
		3,558,203
	Food Products - 1.56%
25,235	General Mills, Inc.	1,598,637

	Health Care Equipment & Supplies - 4.27%
16,305	Becton, Dickinson & Co.	2,475,425
54,185	Haemonetics Corp. (a)	1,895,391
		4,370,816
	Health Care Providers & Services - 4.22%
29,717	Express Scripts Holding Co. (a)	2,041,261
19,470	Laboratory Corporation of America Holdings (a)	2,280,521
		4,321,782
	Hotels, Restaurants & Leisure - 2.02%
13,965	Buffalo Wild Wings, Inc. (a)	2,068,496

	Household Durables - 0.99%
33,575	D.R. Horton, Inc.	1,014,972

	Household Products - 1.86%
20,685	Church & Dwight Co., Inc.	1,906,743

	Industrial Conglomerates - 3.73%
10,440	3M Co.	1,739,617
65,205	General Electric Co.	2,072,867
		3,812,484
	Insurance - 1.63%
42,210	Principal Financial Group, Inc.	1,665,184

	Internet Software & Services - 3.86%
794	Alphabet, Inc. - Class A (a)	605,742
4,483	Alphabet, Inc. - Class C (a)	3,339,611
		3,945,353
	Life Sciences Tools & Services - 2.20%
17,035	Waters Corp. (a)	2,247,257

	Machinery - 1.89%
43,660	Flowserve Corp.	1,938,941

	Media - 7.16%
104,330	Interpublic Group of Cos., Inc.	2,394,374
14,360	Time Warner Cable, Inc.	2,938,343
71,565	Twenty-First Century Fox, Inc. - Class A	1,995,232
		7,327,949
	Multi-Utilities - 2.49%
24,460	Sempra Energy	2,545,063

	Oil, Gas & Consumable Fuels - 5.37%
16,449	Chevron Corp.	1,569,235
50,355	Devon Energy Corp New	1,381,741
21,735	Exxon Mobil Corp.	1,816,829
65,180	Marathon Oil Corp.	726,105
		5,493,910
	Professional Services - 2.25%
43,775	Nielsen Holdings PLC (b)	2,305,192

	Semiconductors & Semiconductor Equipment - 2.34%
53,315	Silicon Laboratories, Inc. (a)	2,397,042

	Software - 6.64%
54,045	Fleetmatics Group PLC (a)(b)	2,200,172
71,425	Fortinet, Inc. (a)	2,187,748
23,095	Intuit	2,402,111
		6,790,031
	Specialty Retail - 1.83%
40,160	Dicks Sporting Goods, Inc.	1,877,480

	Technology Hardware, Storage & Peripherals - 2.94%
27,641	Apple, Inc.	3,012,593

	TOTAL COMMON STOCKS (Cost $76,624,200)	96,995,161

	REITS - 3.55%
	Financials - 3.55%
118,010	Redwood Trust, Inc.	1,543,571
110,055	Starwood Property Trust, Inc.	2,083,341
	TOTAL REITS (Cost $4,307,665)	3,626,912

	MONEY MARKET FUNDS - 1.72%
	Funds, Trusts, & Other Financial Vehicles - 1.72%
1,764,201	Fidelity Institutional Government Portfolio - Class I, 0.23% (c)	1,764,201
	TOTAL MONEY MARKET FUNDS (Cost $1,764,201)	1,764,201

	Total Investments in Securities (Cost ($82,696,066) - 100.05%	102,386,274
	Liabilities in Excess of Other Assets - (0.05)%	(51,966)
	NET ASSETS - 100.00%	$102,334,308

	REITs - Real Estate Investment Trusts
	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.
	(c) Rate shown is the 7-day annualized yield as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Notes to the Schedule of Investments
March 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,746,492	$-	$-	$13,746,492
Consumer Staples	9,281,764	-	-	9,281,764
Energy	6,685,866	-	-	6,685,866
Financials	12,291,004	-	-	12,291,004
Health Care	14,723,688	-	-	14,723,688
Industrials	13,537,273	-	-	13,537,273
Information Technology	18,317,565	-	-	18,317,565
Materials	3,854,235	-	-	3,854,235
Telecommunication Services	2,012,211	-	-	2,012,211
Utilities	2,545,063	-	-	2,545,063
Total Common Stocks	96,995,161	-	-	96,995,161
REITs
Financials	3,626,912	-	-	3,626,912
Total REITs	3,626,912	-	-	3,626,912
Short-Term Investments	1,764,201	-	-	1,764,201
Total Investments in Securities	$102,386,274	$-	$-	$102,386,274

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2016, the end of the reporting period. The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the period ended March 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$82,721,546

Gross unrealized appreciation	$25,821,095
Gross unrealized depreciation	(6,156,791)
Net unrealized appreciation	$19,664,304

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   s/ Douglas G. Hess
           Douglas G. Hess, President

Date: 04/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
   Douglas G. Hess, President

Date: 04/26/2016

By (Signature and Title)*   /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date: 04/26/2016

* Print the name and title of each signing officer under his or her signature.